Corporate Auditor (Details)	12 Months Ended
Dec. 31, 2020 item
Corporate Auditor
Required percentage of votes needed to elect corporate auditor	33.00%
Percentage of corporate auditors who must satisfy requirements of outside corporate auditor	50.00%
Number of corporate auditors that must be full-time	1